Income Taxes - Schedule Of Components Of Income Tax Expense Benefit (Detail) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Current
Federal	$ 0	$ 0	$ 0
State	0	0	0
Deferred
Federal	(40,359)	(1,111,168)	(40,359)
State	0	0	0
Valuation allowance	40,359	1,111,168	40,359
Income tax provision	$ 0	$ 0	$ 0